DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All China Equity ETF

August 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 50.9%
Communication Services - 12.2%
Autohome, Inc., ADR	152	$4,393
Baidu, Inc., Class A*	4,588	81,559
Bilibili, Inc., Class Z*	366	5,475
China Literature Ltd., 144A*	934	3,752
China Ruyi Holdings Ltd.*	10,742	2,849
China Tower Corp. Ltd., Class H, 144A	93,077	9,021
iQIYI, Inc., ADR*	926	4,667
JOYY, Inc., ADR	99	3,398
Kanzhun Ltd., ADR*	470	6,956
Kingsoft Corp. Ltd.	1,965	7,843
Kuaishou Technology, 144A*	4,649	38,061
NetEase, Inc.	3,958	82,675
Tencent Holdings Ltd.	13,691	567,421
Tencent Music Entertainment Group, ADR*	1,551	10,578
Weibo Corp., ADR	190	2,451

(Cost $998,102)		831,099

Consumer Discretionary - 18.2%
Alibaba Group Holding Ltd.*	33,550	385,910
ANTA Sports Products Ltd.	2,509	28,268
Bosideng International Holdings Ltd.	6,935	2,724
BYD Co. Ltd., Class H	2,130	66,765
China Meidong Auto Holdings Ltd.	1,633	1,231
China Tourism Group Duty Free Corp. Ltd., Class H, 144A	133	1,786
Chow Tai Fook Jewellery Group Ltd.	3,914	5,939
Dongfeng Motor Group Co. Ltd., Class H	6,612	2,428
East Buy Holding Ltd., 144A*	749	3,797
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	1,228	5,559
Geely Automobile Holdings Ltd.	12,792	15,888
Great Wall Motor Co. Ltd., Class H	4,769	5,656
Guangzhou Automobile Group Co. Ltd., Class H	6,438	3,391
H World Group Ltd., ADR*	439	17,683
Haidilao International Holding Ltd., 144A	3,400	9,257
Haier Smart Home Co. Ltd., Class H	4,861	15,032
JD.com, Inc., Class A	4,750	78,018
Jiumaojiu International Holdings Ltd., 144A	1,567	2,514
Li Auto, Inc., Class A*	2,274	46,862
Li Ning Co. Ltd.	4,818	22,764
Meituan, Class B, 144A*	10,363	169,815
MINISO Group Holding Ltd., ADR*	200	5,180
Minth Group Ltd.	1,607	4,765
New Oriental Education & Technology Group, Inc.*	3,049	16,466
NIO, Inc., ADR*	2,888	29,660
PDD Holdings, Inc., ADR*	1,229	121,634
Pop Mart International Group Ltd., 144A	880	2,862
Shenzhou International Group Holdings Ltd.	1,651	16,948
TAL Education Group, ADR*	917	6,465
Tongcheng Travel Holdings Ltd.*	2,610	5,851
Topsports International Holdings Ltd., 144A	4,063	3,306
TravelSky Technology Ltd., Class H	2,082	3,733
Trip.Com Group Ltd.*	1,124	44,348
Vipshop Holdings Ltd., ADR*	731	11,542
XPeng, Inc., Class A*	2,000	18,759
Xtep International Holdings Ltd.	2,814	2,788
Yadea Group Holdings Ltd., 144A	2,300	4,423
Yum China Holdings, Inc.	852	45,744
Zhongsheng Group Holdings Ltd.	1,304	3,974

(Cost $1,802,872)		1,239,735

Consumer Staples - 2.0%
Alibaba Health Information Technology Ltd.*	9,807	5,790
Anhui Gujing Distillery Co. Ltd., Class B	255	4,242
China Feihe Ltd., 144A	7,800	4,695
China Mengniu Dairy Co. Ltd.*	6,501	21,886
China Resources Beer Holdings Co. Ltd.	3,299	19,394
Dali Foods Group Co. Ltd., 144A (a)	6,297	3,011
Hengan International Group Co. Ltd.	1,429	5,303
JD Health International, Inc., 144A*	2,197	11,851
Nongfu Spring Co. Ltd., Class H, 144A	3,624	20,357
Ping An Healthcare and Technology Co. Ltd., 144A*	1,068	2,664
Smoore International Holdings Ltd., 144A	3,823	3,866
Tingyi Cayman Islands Holding Corp.	4,364	6,411
Tsingtao Brewery Co. Ltd., Class H	1,322	11,017
Uni-President China Holdings Ltd.	3,308	2,447
Vinda International Holdings Ltd.	923	2,138
Want Want China Holdings Ltd.	9,104	6,026
Yihai International Holding Ltd.*	1,030	1,931

(Cost $179,221)		133,029

Energy - 1.5%
China Coal Energy Co. Ltd., Class H	4,365	2,978
China Oilfield Services Ltd., Class H	4,138	4,691
China Petroleum & Chemical Corp., Class H	50,966	29,832
China Shenhua Energy Co. Ltd., Class H	6,923	20,173
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,000	2,096
PetroChina Co. Ltd., Class H	43,354	31,292
Yankuang Energy Group Co. Ltd., Class H	4,845	7,612

(Cost $82,133)		98,674

Financials - 7.3%
Agricultural Bank of China Ltd., Class H	59,901	20,548
Bank of China Ltd., Class H	161,826	54,893
Bank of Communications Co. Ltd., Class H	17,815	10,201
China Cinda Asset Management Co. Ltd., Class H	23,162	2,274
China CITIC Bank Corp. Ltd., Class H	17,414	7,750
China Construction Bank Corp., Class H	195,973	104,962
China Everbright Bank Co. Ltd., Class H	6,519	1,879
China Galaxy Securities Co. Ltd., Class H	7,669	4,127
China International Capital Corp. Ltd., Class H, 144A	3,289	6,325
China Life Insurance Co. Ltd., Class H	15,304	23,224
China Merchants Bank Co. Ltd., Class H	8,026	31,729
China Minsheng Banking Corp. Ltd., Class H	12,739	4,094
China Pacific Insurance Group Co. Ltd., Class H	5,412	12,395
China Taiping Insurance Holdings Co. Ltd.	2,593	2,731
CITIC Securities Co. Ltd., Class H	3,772	7,369
Far East Horizon Ltd.	2,663	1,820
GF Securities Co. Ltd., Class H	2,419	3,455
Haitong Securities Co. Ltd., Class H	5,113	3,175
Huatai Securities Co. Ltd., Class H, 144A	2,465	3,244
Industrial & Commercial Bank of China Ltd., Class H	132,871	60,999
Lufax Holding Ltd., ADR	1,461	1,768
New China Life Insurance Co. Ltd., Class H	1,692	4,238
People’s Insurance Co. Group of China Ltd., Class H	18,269	6,220
PICC Property & Casualty Co. Ltd., Class H	13,775	15,845
Ping An Insurance Group Co. of China Ltd., Class H	13,709	82,078
Postal Savings Bank of China Co. Ltd., Class H, 144A	15,388	7,594
Qifu Technology, Inc., ADR	284	4,828
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	1,509	4,484

(Cost $729,917)		494,249

Health Care - 2.5%
3SBio, Inc., 144A*	3,368	2,817
Akeso, Inc., 144A*	1,000	4,393
BeiGene Ltd.*	1,415	22,953
China Medical System Holdings Ltd.	3,060	4,417
China Resources Pharmaceutical Group Ltd., 144A	3,500	2,339
China Traditional Chinese Medicine Holdings Co. Ltd.	5,879	2,294
CSPC Pharmaceutical Group Ltd.	18,220	13,708
Genscript Biotech Corp.*	2,593	6,078
Hansoh Pharmaceutical Group Co. Ltd., 144A	2,547	3,313
Hygeia Healthcare Holdings Co. Ltd., 144A	738	3,732
Innovent Biologics, Inc., 144A*	2,200	9,847
Legend Biotech Corp., ADR*	121	8,393
Microport Scientific Corp.*	1,405	2,404
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,899	4,873
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,183	2,785
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,680	2,764
Sino Biopharmaceutical Ltd.	21,063	8,004
Sinopharm Group Co. Ltd., Class H	2,935	8,515
WuXi AppTec Co. Ltd., Class H, 144A	754	8,259
Wuxi Biologics Cayman, Inc., 144A*	7,621	42,907
Zai Lab Ltd.*	1,800	4,809

(Cost $168,668)		169,604

Industrials - 1.7%
Air China Ltd., Class H*	3,754	2,781
AviChina Industry & Technology Co. Ltd., Class H	4,360	1,957
Beijing Capital International Airport Co. Ltd., Class H*	4,795	2,513
BOC Aviation Ltd., 144A	455	3,415
China Communications Services Corp. Ltd., Class H	4,018	1,809
China Conch Venture Holdings Ltd.	2,883	2,835
China Everbright Environment Group Ltd.	8,141	2,969
China Merchants Port Holdings Co. Ltd.	2,816	3,368
China Railway Group Ltd., Class H	8,835	4,676
China Southern Airlines Co. Ltd., Class H*	4,449	2,366
China State Construction International Holdings Ltd.	4,449	4,953
CITIC Ltd.	11,906	11,827
COSCO SHIPPING Holdings Co. Ltd., Class H	5,950	6,108
COSCO SHIPPING Ports Ltd.	2,243	1,382
CRRC Corp. Ltd., Class H	9,486	4,669
Fosun International Ltd.	5,472	3,426
Haitian International Holdings Ltd.	1,409	3,026
JD Logistics, Inc., 144A*	4,049	5,401
Jiangsu Expressway Co. Ltd., Class H	2,095	1,891
Orient Overseas International Ltd.	281	3,770
Sany Heavy Equipment International Holdings Co. Ltd.	2,284	3,565
Shenzhen International Holdings Ltd.	3,180	2,263
Sinotruk Hong Kong Ltd.	1,414	2,622
Weichai Power Co. Ltd., Class H	4,304	5,587

Zhejiang Expressway Co. Ltd., Class H	2,486	1,858
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,035	3,610
ZTO Express Cayman, Inc., ADR	896	22,525

(Cost $156,804)		117,172

Information Technology - 2.0%
AAC Technologies Holdings, Inc.	1,596	3,094
BYD Electronic International Co. Ltd.	1,447	6,707
Chinasoft International Ltd.*	5,976	3,963
Daqo New Energy Corp., ADR*	126	4,658
Flat Glass Group Co. Ltd., Class H	789	1,960
GCL Technology Holdings Ltd.	41,641	7,222
GDS Holdings Ltd., Class A*	1,612	2,327
Hua Hong Semiconductor Ltd., 144A*	1,150	3,006
Kingboard Holdings Ltd.	1,426	3,237
Kingboard Laminates Holdings Ltd.	2,458	2,044
Kingdee International Software Group Co. Ltd.*	5,695	8,802
Lenovo Group Ltd.	14,796	16,736
Sunny Optical Technology Group Co. Ltd.	1,517	12,400
Xiaomi Corp., Class B, 144A*	31,464	49,593
Xinyi Solar Holdings Ltd.	9,482	7,920
ZTE Corp., Class H	1,608	5,178

(Cost $161,596)		138,847

Materials - 0.9%
Aluminum Corp. of China Ltd., Class H	8,732	4,220
Anhui Conch Cement Co. Ltd., Class H	2,367	6,580
China Hongqiao Group Ltd.	5,013	4,999
China National Building Material Co. Ltd., Class H	8,296	4,221
China Resources Cement Holdings Ltd.	6,419	2,128
CMOC Group Ltd., Class H	7,624	4,560
Dongyue Group Ltd.	2,681	2,304
Ganfeng Lithium Group Co. Ltd., Class H, 144A	773	3,697
Jiangxi Copper Co. Ltd., Class H	2,428	3,790
Nine Dragons Paper Holdings Ltd.*	3,620	2,008
Shandong Gold Mining Co. Ltd., Class H, 144A	1,287	2,603
Zhaojin Mining Industry Co. Ltd., Class H	3,019	4,266
Zijin Mining Group Co. Ltd., Class H	11,209	17,639

(Cost $63,769)		63,015

Real Estate - 1.6%
C&D International Investment Group Ltd.	1,343	3,419
China Evergrande Group*	8,413	295
China Jinmao Holdings Group Ltd.	14,414	2,040
China Overseas Land & Investment Ltd.	7,627	16,087
China Overseas Property Holdings Ltd.	2,910	3,477
China Resources Land Ltd.	6,600	27,901
China Resources Mixc Lifestyle Services Ltd., 144A	1,327	5,728
China Vanke Co. Ltd., Class H	4,330	5,052
Country Garden Holdings Co. Ltd.*	22,721	2,579
Country Garden Services Holdings Co. Ltd.	4,386	5,045
Greentown China Holdings Ltd.	1,990	2,365
KE Holdings, Inc., ADR*	1,346	23,151
Longfor Group Holdings Ltd., 144A	4,014	8,456
Yuexiu Property Co. Ltd.	3,048	3,778

(Cost $217,051)		109,373

Utilities - 1.0%
Beijing Enterprises Holdings Ltd.	1,104	4,139
Beijing Enterprises Water Group Ltd.	7,824	1,806
CGN Power Co. Ltd., Class H, 144A	20,465	5,115
China Gas Holdings Ltd.	5,594	5,707
China Longyuan Power Group Corp. Ltd., Class H	7,305	5,785
China Power International Development Ltd.	11,511	4,110
China Resources Gas Group Ltd.	2,045	5,750
China Resources Power Holdings Co. Ltd.	3,785	7,414
ENN Energy Holdings Ltd.	1,618	12,689
Guangdong Investment Ltd.	6,481	5,066
Huaneng Power International, Inc., Class H*	7,773	3,886
Kunlun Energy Co. Ltd.	8,523	6,239

(Cost $94,740)		67,706

TOTAL COMMON STOCKS (Cost $4,654,873)		3,462,503

EXCHANGE-TRADED FUNDS - 49.1%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF(b)	8,815	251,551
Xtrackers MSCI China A Inclusion Equity ETF(b)	153,716	3,091,798

(Cost $4,633,056)		3,343,349

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(c)
(Cost $2,853)	2,853	2,853

TOTAL INVESTMENTS - 100.0% (Cost $9,290,782)		$6,808,705
Other assets and liabilities, net - 0.0%		714

NET ASSETS - 100.0%		$6,809,419

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023

EXCHANGE-TRADED FUNDS — 49.1%
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF(b)
269,023	3,009	(1,999)	(599)	(17,883)	—	—	8,815	251,551
Xtrackers MSCI China A Inclusion Equity ETF(b)
3,174,271	9,674	(8,041)	(4,590)	(79,516)	—	—	153,716	3,091,798
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(c)(d)
32,169	—	(32,169)(e)	—	—	86	—	—	—
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(c)
25,239	15,304	(37,690)	—	—	38	—	2,853	2,853

3,500,702	27,987	(79,899)	(5,189)	(97,399)	124	—	165,384	3,346,202

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2023.

ADR:	American Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,459,492	$—	$3,011	$3,462,503
Exchange-Traded Funds	3,343,349	—	—	3,343,349
Short-Term Investments(a)	2,853	—	—	2,853

TOTAL	$6,805,694	$—	$3,011	$6,808,705

(a)	See Schedule of Investments for additional detailed categorizations.

During the period ended August 31, 2023, the amount of transfers from Level 1 to Level 3 was $2,099. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. During the period ended August 31, 2023, the amount of transfer from Level 3 to Level 1 was $0. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

CN-PH1

R-089711-1 (5/24) DBX005195 (5/24)